RISK MANAGEMENT - Structural foreign exchange risk - Net financial asset (liability) position (Details) $ in Millions, $ in Millions	Dec. 31, 2024 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 304,853,883		$ 280,746,878
Financial liabilities	274,729,544		249,900,662
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	59,750,750	$ 13,661	50,519,047	$ 13,159
Financial liabilities	69,487,224	15,907	61,207,878	15,979
Net financial asset (liability) position	$ (9,736,474)	(2,246)	$ (10,688,831)	(2,820)
Other Currency [Member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		74		60
Financial liabilities		43		35
Net financial asset (liability) position		$ 31		$ 25